Investment In Associate - Summary Of Investment In Associate (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share of income during the period
Balance, December 31, 2022	$ 0
Share of net income from associate	920	$ 0
Share of other comprehensive income (loss) from associate	539	0
Balance, December 31, 2023	240,116	0
IsoEnergy Ltd. [member]
Share of income during the period
Balance, December 31, 2022	0
Fair value of retained interest in IsoEnergy on December 5, 2023	239,735
Share of net income from associate	920
Share of other comprehensive income (loss) from associate	(539)
Balance, December 31, 2023	240,116	$ 0
Fair value of investment in associate as at December 31, 2023	$ 216,289